STOCK PURCHASE WARRANTS AND OPTIONS: Warrant activity (Tables)	3 Months Ended
Mar. 31, 2013
Tables/Schedules
Warrant activity

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	No. of	Exercise	Contractual	Intrinsic
	Warrants	Price	Term	Value
Balance Outstanding, December 31, 2011	16,020,366	$2.53	2.78	$33,801,473
Granted	900,000	1.16	5.00
Granted	700,000	1.33	5.00
Granted	660,000	0.01	8.00
Granted	75,000	0.10	10.00
Granted	2,400,000	1.00	5.00
Granted	1,415,260	3.00	1.00
Granted	1,415,500	0.01	10.00
Granted	146,750	1.75	5.00
Forfeited	(3,495,000)	(1.96)	--
Exercised	(427,000)	(0.47)	(6.31)

Balance Outstanding, December 31, 2012	19,807,876	1.63	7.04	$32,194,216
Granted	--	--	--
Exercised	(602,162)	(0.64)	--
Forfeited	--	--	--
Balance Outstanding March 31, 2013	19,205,714	$1.66	6.96	$31,860,604
Exercisable, March 31, 2013	15,245,714	$1.86	6.96	$28,292,104